Going Concern	12 Months Ended
Mar. 31, 2015
Going Concern
Going Concern

NOTE 2 - GOING CONCERN

As shown in the accompanying consolidated financial statement, the Company has accumulated a deficit of $44,230 as of March 31, 2015 and further losses are anticipated in the development of its business. Further, the Company has not yet established an ongoing source of revenues sufficient to cover its operating cost. Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and, or, obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with loans from directors and, or, the sale of shares of common stock. However, there are no assurances that any such financing can be obtained on acceptable terms and timely manner, if at all. The failure to obtain the necessary working capital would have a material adverse effect on the business prospects and, depending upon the shortfall, the Company may have to curtail or cease its operations.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that could result from the outcome of this uncertainty.